Financial instruments - Payments agreed by contracts (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	€ 5,385,297	€ 4,287,090
Non-discounted payments, financial instruments	5,417,757	4,329,499
1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	3,038,859	4,023,387
Non-discounted payments, financial instruments	3,038,968	4,023,412
3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	3,894,312	2,205,363
Non-discounted payments, financial instruments	3,894,312	2,205,363
Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	5,774,048	6,216,465
Non-discounted payments, financial instruments	5,774,048	6,216,465
Accounts payable to unrelated parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	736,069	731,993
Accounts payable to unrelated parties | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	68	1
Accounts payable to related parties | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	121,457	95,401
Other current financial liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	965,595	800,714
Short-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	1,255,853	79,270
Amended 2012 credit agreement | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments		138,326
Amended 2012 credit agreement | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments		1,043,542
Bonds and Convertible Bonds | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	759,946	976,211
Bonds and Convertible Bonds | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,249,033	1,416,985
Bonds and Convertible Bonds | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	2,553,673	987,015
Bonds and Convertible Bonds | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	3,563,460	4,031,570
Other long-term debt | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	49,959	53,097
Other long-term debt | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	103,315	66,310
Other long-term debt | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	38,991	70,339
Other long-term debt | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	51,466	48,332
Lease liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	796,927	735,890
Lease liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	1,463,953	1,375,720
Lease liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	1,127,660	1,026,391
Lease liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	2,076,056	2,053,642
Variable payments outstanding for acquisition | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	9,721	19,313
Variable payments outstanding for acquisition | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	2,936	18,687
Variable payments outstanding for acquisition | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	22,526	28,261
Variable payments outstanding for acquisition | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	15,322	8,273
Put option liabilities | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	678,705	645,784
Put option liabilities | 1 - 3 years
Payments
Non-discounted payments, non-derivative financial instruments	219,554	102,142
Put option liabilities | 3 - 5 years
Payments
Non-discounted payments, non-derivative financial instruments	151,462	93,357
Put option liabilities | Over 5 Years
Payments
Non-discounted payments, non-derivative financial instruments	67,744	74,648
Letters of credit | Less than 1 year
Payments
Non-discounted payments, non-derivative financial instruments	11,065	11,091
Derivatives - cash flow hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	4,875	1,495
Derivatives - cash flow hedging instruments | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	109	25
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(141,935)	(78,109)
Inflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	(2,300)	(367)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	146,810	79,604
Outflow | 1 - 3 years
Payments
Non-discounted payments, derivative financial instruments	2,409	392
Derivatives - not designated as hedging instruments | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	27,585	40,914
Inflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	(611,024)	(1,287,605)
Outflow | Less than 1 year
Payments
Non-discounted payments, derivative financial instruments	€ 638,609	€ 1,328,519